Subsequent Events (Details)						1 Months Ended	9 Months Ended			12 Months Ended
	Nov. 09, 2023 USD ($)	Nov. 01, 2023 $ / shares	Jan. 12, 2023 USD ($) shares	Jan. 01, 2023 USD ($)	Jan. 01, 2022 USD ($)	Jan. 16, 2023 USD ($)	Sep. 30, 2023 USD ($) shares	Sep. 30, 2023 AUD ($) shares	Sep. 30, 2022 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Sep. 30, 2023 AUD ($)	Mar. 31, 2023 shares	Mar. 03, 2023 shares	Mar. 01, 2023 shares	Jan. 21, 2023 shares	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	May 14, 2020 USD ($)
Subsequent Events (Details) [Line Items]
Return the deposited funds	$ 820,000
Principal amount																	$ 10,770,037		$ 150,000
Accumulated interest											$ 1,555,670							$ 1,167,734
Gross proceeds							$ 6,454,325
Initial public offering discount, percentages							15.00%	15.00%		15.00%
Common stock outstanding, percentages							19.90%			19.90%		19.90%
Payment of milestones							$ 10,000,000			$ 10,000,000
Regulatory advice value							$ 30,000			$ 30,000
percentage of cumulative dividend										6.00%			6.00%
Equal royalty pay to lender percentage.					$ 3.5
Options vested | shares							513,000	513,000	0
Minimum Public Float Amount			$ 15,000,000
Tradable Shares Amount											$ 1,715,246
Tradable Shares | shares											165,938
Amount of Shares Held by Owned											$ 829,690
Deferred compensation											325,000
Historical profit share						$ 24,381		$ 35,000
Issuance pandemic credit						$ 18,637						$ 26,640
Carmel, Milazzo & Feil LLP [Member]
Subsequent Events (Details) [Line Items]
Common shares issued for services | shares							100,000	100,000
Florida State University Research Foundation [Member]
Subsequent Events (Details) [Line Items]
Common shares issued for services | shares							405,000	405,000
Trevally, LLC [Member]
Subsequent Events (Details) [Line Items]
Common shares issued for services | shares							120,000	120,000
ENA Healthcare Communications LLC [Member]
Subsequent Events (Details) [Line Items]
Common shares issued for services | shares							8,500	8,500
4C Pharma Solutions LLC [Member]
Subsequent Events (Details) [Line Items]
Common shares issued for services | shares							54,000	54,000
Hybrid Financial Inc. [Member]
Subsequent Events (Details) [Line Items]
Common shares issued for services | shares							65,000	65,000
Method Health Communications LLC [Member]
Subsequent Events (Details) [Line Items]
Common shares issued for services | shares							20,000	20,000
Kentucky Technology Inc. [Member]
Subsequent Events (Details) [Line Items]
Common shares issued for services | shares							525,000	525,000
Ludlow Business Services Inc. [Member]
Subsequent Events (Details) [Line Items]
Common shares issued for services | shares							37,500	37,500
Delve Innovation Pty Ltd [Member]
Subsequent Events (Details) [Line Items]
Common shares issued for services | shares							13,000	13,000
Latham BioPharm Group LLC [Member]
Subsequent Events (Details) [Line Items]
Common shares issued for services | shares							65,000	65,000
Deferred compensation							$ 98,900
Lender [Member]
Subsequent Events (Details) [Line Items]
Common stock outstanding, percentages										19.90%
Knight Debt Conversion [Member]
Subsequent Events (Details) [Line Items]
Principal amount																	10,770,037
Accumulated interest																	$ 8,096,486
IPO [Member]
Subsequent Events (Details) [Line Items]
Gross proceeds										$ 7,000,000
Preferred shares | shares										80,965
Common stock value issued											885,556
IPO [Member] | Knight Debt Conversion [Member]
Subsequent Events (Details) [Line Items]
Accumulated interest										$ 100
Geoffrey S. Dow [Member]
Subsequent Events (Details) [Line Items]
Annual salary			$ 228,000
Cash bonus			25.00%
Options vested | shares			300,000
Cancellation of common share | shares													200,000	18,217		1,240,682
Tyrone Miller [Member]
Subsequent Events (Details) [Line Items]
Annual salary			$ 204,000
Cash bonus			25.00%
Options vested | shares			240,000
Cancellation of common share | shares														2,783		189,318
Berman Accounting & Advisory P.A. [Member]
Subsequent Events (Details) [Line Items]
Common shares issued for services | shares							30,000	30,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Total deposits amount	$ 419,755
Annual salary			$ 204,000
Cash bonus			25.00%
Subsequent Event [Member] | Maximum [Member]
Subsequent Events (Details) [Line Items]
other cost expenses				$ 285
Subsequent Event [Member] | Minimum [Member]
Subsequent Events (Details) [Line Items]
other cost expenses				$ 235
Subsequent Event [Member] | Bridge warrants [Member]
Subsequent Events (Details) [Line Items]
Closing bid price per shares | $ / shares		$ 1
Red Chip [Member]
Subsequent Events (Details) [Line Items]
Cancellation of common share | shares															40,000
IPO [Member]
Subsequent Events (Details) [Line Items]
Accumulated interest											$ 2,009,133